Net Loss Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Net Loss Per Share
16.	Net loss per share
The Company uses the
two-class
method to calculate basic net loss per share and applies the more dilutive of the two-class
method, treasury stock method or
if-converted
method to calculate diluted net loss per share.
No dividends were declared or paid as of September 30, 2022 and 2021. Undistributed earnings for each period are allocated to participating securities, including the Preferred Stock for applicable periods, based on the contractual participation rights of the security to share in the current earnings as if all current period earnings had been distributed. As there are no contractual obligation for the Preferred Stockholders to share in losses, the Company’s basic net loss per share is computed by dividing the net loss attributable to common shareholders by the weighted-average shares of common stock outstanding during periods with undistributed losses. The net loss per share does not differ between common stock, non-voting
common stock, and class B
non-voting
common stock.
The following table sets forth the computation of the Company’s basic and diluted net loss per share attributable to common shareholders for the periods ended September 30, 2022 and 2021 (in thousands except per share amounts):

Nine months ended September 30,	2022	2021

Net loss	$(100,583)	$(105,259)
Basic and diluted weighted average common stock outstanding	71,169	68,832
Basic and diluted net loss per share	$(1.41)	$(1.53)
Since the Company was in a loss position for the periods ended September 30, 2022 and 2021, basic net loss per share was the same as diluted net loss per share for the periods presented.

The
following securities were not included in the computation of diluted shares outstanding because the effect would be anti-dilutive, or issuance of such shares is contingent upon the satisfaction of certain conditions which were not satisfied by the end of the period (in whole shares):

As of September 30,	2022	2021
Convertible redeemable preferred stock	125,817,855	125,472,147
Stock options and restricted stock units outstanding (1)	29,878,777	29,025,351
Warrants for convertible redeemable preferred stock	28,259,306	28,808,183
Warrants for common stock	374,353	354,353
Shares reserved for future award issuance	8,000,613	3,646,982
Contingent compensation put and call options	—	2,919,582

Total	192,330,904	190,226,598

(1)	Balances are inclusive of the common stock options legally exercised in exchange of the nonrecourse promissory notes.

17. Net Loss Per Share
The Company uses the
two-class
method to calculate basic net loss per share and apply the more dilutive of the two-class
method, treasury stock method or
if-converted
method to calculate diluted net loss per share.
No dividends were declared or paid for the years ended December 31, 2021 and 2020. Undistributed earnings for each period are allocated to participating securities, including the Preferred Stock for applicable periods, based on the contractual participation rights of the security to share in the current earnings as if all current period earnings had been distributed. As there are no contractual obligations for the Preferred Stockholders to share in losses, the Company’s basic net loss per share is computed by dividing the net loss attributable to common stockholders by the weighted-average shares of common stock outstanding during periods with undistributed losses. The net loss per share does not differ between common stock, non-voting
common stock, and class B
non-voting
common stock.
The following table sets forth the computation of the Company’s basic and diluted net loss per share attributable to common stockholders for the years ended December 31, 2021 and 2020 (in thousands except per share amounts):

Year ended December 31,	2021	2020
Net loss	$(120,063)	$(165,055)
Basic and diluted weighted average common stock outstanding	69,039	49,170

Basic and Diluted Net Loss Per Share	$(1.74)	$(3.36)

Since the Company was in a loss position for the years ended December 31, 2021 and 2020, basic net loss per share was the same as diluted net loss per share for the periods presented.
The following securities were not included in the computation of diluted shares outstanding because the effect would be anti-dilutive, or issuance of such shares is contingent upon the satisfaction of certain conditions which were not satisfied by the end of the period (in whole shares):

Year ended December 31,	2021	2020
Convertible redeemable preferred stock	125,472,147	120,384,609
Stock options and restricted stock units outstanding (1)	29,149,349	26,674,987
Warrants for convertible redeemable preferred stock	28,808,183	29,477,295
Warrants for common stock	354,353	354,353
Shares reserved for future award issuance	3,390,543	9,093,018

Total	187,174,575	185,984,262

(1)	The December 31, 2021 balance is inclusive of the common stock options legally exercised in exchange of the nonrecourse promissory notes.